DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
August 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.9%
Communication Services
— 6.9%
Capcom Co. Ltd.
39,000 846,480
Dentsu Group, Inc.
23,136 708,529
KDDI Corp.
169,215 5,684,485
Konami Group Corp.
11,177 1,005,005
LY Corp.
290,828 795,157
Nexon Co. Ltd.
36,864 721,192
Nintendo Co. Ltd.
114,869 6,209,008
Nippon Telegraph & Telephone
Corp.
3,318,700 3,534,589
SoftBank Corp.
317,400 4,424,798
SoftBank Group Corp.
113,771 6,541,113
Toho Co. Ltd.
12,398 475,006
(Cost $26,906,801)
30,945,362
Consumer Discretionary
— 17.5%
Aisin Corp.
19,447 676,302
Asics Corp.
76,200 1,498,824
Bandai Namco Holdings, Inc.
65,021 1,390,797
Bridgestone Corp.
63,107 2,452,794
Denso Corp.
208,640 3,197,605
Fast Retailing Co. Ltd.
21,143 6,746,843
Honda Motor Co. Ltd.
496,135 5,389,304
Isuzu Motors Ltd. (a)
66,998 1,006,185
Mazda Motor Corp.
64,504 539,188
McDonald's Holdings Co. Japan
Ltd. (a)
9,319 408,611
Nissan Motor Co. Ltd. (a)
261,647 761,549
Nitori Holdings Co. Ltd.
8,847 1,314,432
Oriental Land Co. Ltd.
120,625 3,290,598
Pan Pacific International
Holdings Corp.
42,500 1,077,981
Panasonic Holdings Corp.
257,444 2,135,241
Rakuten Group, Inc. *
164,839 1,165,340
Sekisui Chemical Co. Ltd.
40,652 616,078
Sekisui House Ltd.
66,487 1,707,314
Shimano, Inc.
8,584 1,608,876
Sony Group Corp.
138,193 13,423,221
Subaru Corp.
66,308 1,252,091
Sumitomo Electric Industries
Ltd.
80,113 1,319,873
Suzuki Motor Corp.
172,756 2,001,247
Toyota Motor Corp.
1,135,665 21,436,949
Yamaha Motor Co. Ltd.
92,380 800,639
Zensho Holdings Co. Ltd.
11,100 577,209
ZOZO, Inc.
15,334 487,008
(Cost $69,079,283)
78,282,099
Consumer Staples — 5.3%
Aeon Co. Ltd. (a)
71,502 1,784,738
Ajinomoto Co., Inc.
51,501 1,971,757
Number
of Shares Value $
Asahi Group Holdings Ltd.
53,014 1,968,035
Japan Tobacco, Inc.
133,289 3,832,093
Kao Corp.
51,884 2,322,873
Kikkoman Corp.
75,262 845,854
Kirin Holdings Co. Ltd.
84,589 1,274,419
Kobe Bussan Co. Ltd.
16,200 470,408
MatsukiyoCocokara & Co.
36,600 587,843
MEIJI Holdings Co. Ltd.
26,586 659,422
Nissin Foods Holdings Co. Ltd.
21,710 565,657
Seven & i Holdings Co. Ltd. (a)
245,006 3,516,965
Shiseido Co. Ltd.
44,707 997,261
Suntory Beverage & Food Ltd.
15,034 550,187
Unicharm Corp.
44,574 1,548,610
Yakult Honsha Co. Ltd.
28,393 597,614
(Cost $23,196,738)
23,493,736
Energy — 0.9%
ENEOS Holdings, Inc.
322,737 1,742,943
Idemitsu Kosan Co. Ltd.
109,300 791,769
Inpex Corp. (a)
103,244 1,532,170
(Cost $3,355,307)
4,066,882
Financials — 14.0%
Chiba Bank Ltd.
60,860 509,977
Concordia Financial Group Ltd.
116,538 654,475
Dai-ichi Life Holdings, Inc.
100,019 2,857,784
Daiwa Securities Group, Inc.
146,744 1,078,070
Japan Exchange Group, Inc.
54,115 1,246,729
Japan Post Bank Co. Ltd.
162,025 1,511,746
Japan Post Holdings Co. Ltd.
213,170 2,069,874
Japan Post Insurance Co. Ltd.
20,700 388,683
Mitsubishi HC Capital, Inc.
90,916 652,065
Mitsubishi UFJ Financial Group,
Inc.
1,228,142 12,836,726
Mizuho Financial Group, Inc.
266,612 5,487,622
MS&AD Insurance Group
Holdings, Inc.
142,367 3,257,525
Nomura Holdings, Inc.
329,877 1,914,185
ORIX Corp.
127,583 3,180,193
Resona Holdings, Inc.
230,476 1,624,636
SBI Holdings, Inc.
30,299 739,495
Shizuoka Financial Group, Inc.
47,782 424,086
Sompo Holdings, Inc.
104,225 2,445,391
Sumitomo Mitsui Financial
Group, Inc.
138,472 9,045,814
Sumitomo Mitsui Trust Holdings,
Inc.
71,724 1,767,710
T&D Holdings, Inc.
54,749 916,977
Tokio Marine Holdings, Inc.
207,913 7,830,693
(Cost $45,472,749)
62,440,456
Health Care — 8.6%
Astellas Pharma, Inc.
200,135 2,487,484
Chugai Pharmaceutical Co. Ltd.
74,335 3,754,632

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Daiichi Sankyo Co. Ltd.
204,571 8,547,231
Eisai Co. Ltd.
28,112 1,176,670
Hoya Corp.
38,801 5,466,219
Kyowa Kirin Co. Ltd.
26,860 610,914
M3, Inc.
50,984 491,042
Olympus Corp.
129,776 2,360,895
Ono Pharmaceutical Co. Ltd.
41,083 605,889
Otsuka Holdings Co. Ltd.
46,300 2,709,147
Shionogi & Co. Ltd.
27,808 1,294,816
Sysmex Corp.
55,532 1,071,210
Takeda Pharmaceutical Co. Ltd.
176,723 5,237,983
Terumo Corp.
148,404 2,730,232
(Cost $32,794,760)
38,544,364
Industrials — 22.3%
AGC, Inc.
22,162 696,438
ANA Holdings, Inc.
17,018 342,886
Central Japan Railway Co.
84,860 1,962,014
Dai Nippon Printing Co. Ltd.
21,529 773,006
Daifuku Co. Ltd.
36,800 706,850
Daikin Industries Ltd.
29,148 3,690,605
East Japan Railway Co.
100,555 1,926,977
FANUC Corp.
104,345 3,059,902
Fuji Electric Co. Ltd.
14,894 887,996
Hankyu Hanshin Holdings, Inc.
25,940 793,336
Hikari Tsushin, Inc.
2,052 430,360
Hitachi Construction Machinery
Co. Ltd.
12,820 311,314
Hitachi Ltd.
512,410 12,520,203
Hoshizaki Corp.
11,608 372,958
ITOCHU Corp.
131,479 6,930,550
Japan Airlines Co. Ltd. (a)
15,254 256,164
Kajima Corp.
43,976 799,714
Kawasaki Kisen Kaisha Ltd.
44,800 655,344
Keisei Electric Railway Co. Ltd.
15,084 474,735
Komatsu Ltd.
102,137 2,833,762
Kubota Corp.
110,363 1,536,279
Makita Corp.
26,203 872,716
Marubeni Corp.
157,487 2,679,186
MINEBEA MITSUMI, Inc.
39,331 822,994
Mitsubishi Corp.
369,773 7,621,082
Mitsubishi Electric Corp.
210,126 3,508,568
Mitsubishi Heavy Industries Ltd.
354,320 4,708,028
Mitsui & Co. Ltd.
284,542 6,078,560
Mitsui OSK Lines Ltd.
38,000 1,361,283
MonotaRO Co. Ltd.
27,600 434,513
Nidec Corp.
45,790 1,862,421
Nippon Yusen KK
51,436 1,855,271
Obayashi Corp.
70,508 899,014
Recruit Holdings Co. Ltd.
164,191 10,160,996
Secom Co. Ltd.
23,272 1,690,599
SG Holdings Co. Ltd.
35,500 383,800
Number
of Shares Value $
SMC Corp.
6,315 2,894,213
Sumitomo Corp.
114,973 2,710,151
Taisei Corp.
18,552 837,943
Tokyu Corp.
54,022 658,692
TOPPAN Holdings, Inc.
25,739 771,695
TOTO Ltd.
15,138 523,239
Toyota Industries Corp.
16,399 1,283,293
Toyota Tsusho Corp.
70,093 1,338,906
West Japan Railway Co.
48,258 917,361
Yaskawa Electric Corp. (a)
27,182 896,212
(Cost $75,766,081)
99,732,129
Information Technology
— 14.6%
Advantest Corp.
84,600 3,843,140
Brother Industries Ltd.
26,422 488,081
Canon, Inc.
103,097 3,538,119
Disco Corp.
10,200 2,976,483
FUJIFILM Holdings Corp.
123,871 3,308,819
Fujitsu Ltd.
182,954 3,350,840
Hamamatsu Photonics KK
15,388 408,831
Ibiden Co. Ltd.
13,600 469,893
Keyence Corp.
21,556 10,264,130
Kokusai Electric Corp.
15,400 412,415
Kyocera Corp.
140,532 1,723,125
Lasertec Corp.
9,004 1,729,477
Murata Manufacturing Co. Ltd.
187,035 3,880,410
NEC Corp.
26,993 2,375,436
Nomura Research Institute Ltd.
41,622 1,397,934
NTT Data Group Corp.
69,440 1,051,171
Obic Co. Ltd.
7,267 1,257,645
Omron Corp.
18,917 779,765
Oracle Corp.
4,472 402,875
Otsuka Corp.
25,020 593,196
Renesas Electronics Corp.
185,224 3,185,260
Ricoh Co. Ltd.
60,034 624,199
Rohm Co. Ltd.
39,348 491,211
SCREEN Holdings Co. Ltd.
9,200 685,642
SCSK Corp.
17,200 343,965
Seiko Epson Corp.
32,824 608,588
Shimadzu Corp.
26,536 879,451
SUMCO Corp.
39,500 450,958
TDK Corp.
42,984 2,895,297
TIS, Inc.
23,900 595,579
Tokyo Electron Ltd.
49,542 8,744,998
Trend Micro, Inc.
13,959 833,682
Yokogawa Electric Corp.
25,379 709,688
(Cost $52,575,226)
65,300,303
Materials — 4.1%
Asahi Kasei Corp.
138,484 977,601
JFE Holdings, Inc.
62,819 865,861

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Mitsubishi Chemical Group
Corp.
150,096 871,479
Mitsui Chemicals, Inc.
18,281 486,568
Nippon Paint Holdings Co. Ltd.
106,515 671,921
Nippon Sanso Holdings Corp.
18,580 632,551
Nippon Steel Corp.
96,537 2,185,768
Nitto Denko Corp.
15,571 1,290,394
Shin-Etsu Chemical Co. Ltd.
199,260 8,753,319
Sumitomo Metal Mining Co. Ltd.
27,759 775,482
Toray Industries, Inc.
150,096 770,450
(Cost $15,614,650)
18,281,394
Real Estate — 2.6%
Daito Trust Construction Co. Ltd.
6,451 794,295
Daiwa House Industry Co. Ltd.
61,417 1,885,908
Hulic Co. Ltd.
43,210 445,283
Japan Real Estate Investment
Corp. REIT
140 562,145
Mitsubishi Estate Co. Ltd.
126,024 2,155,572
Mitsui Fudosan Co. Ltd.
295,346 3,167,813
Nippon Building Fund, Inc. REIT
170 762,843
Nippon Prologis REIT, Inc. REIT
243 427,855
Nomura Real Estate Holdings,
Inc.
12,228 349,132
Sumitomo Realty &
Development Co. Ltd.
31,850 1,081,710
(Cost $10,284,184)
11,632,556
Utilities — 1.1%
Chubu Electric Power Co., Inc.
69,749 867,867
Kansai Electric Power Co., Inc.
78,738 1,392,282
Osaka Gas Co. Ltd.
40,889 1,005,233
Tokyo Electric Power Co.
Holdings, Inc. *
164,651 782,540
Tokyo Gas Co. Ltd.
40,065 998,679
(Cost $4,355,193)
5,046,601
TOTAL COMMON STOCKS
(Cost $359,400,972)
437,765,882
EXCHANGE-TRADED FUNDS
— 0.0%
iShares Currency Hedged MSCI
Japan ETF
(Cost $13,300)
500 20,959
SECURITIES LENDING
COLLATERAL — 2.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 5.21%
(b)(c)
(Cost $8,779,700)
8,779,700 8,779,700
Number
of Shares Value $
CASH EQUIVALENTS — 1.1%
DWS Government Money Market
Series "Institutional Shares",
5.24% (b)
(Cost $5,124,506)
5,124,506 5,124,506
TOTAL INVESTMENTS
— 101.0%
(Cost $373,318,478)
451,691,047
Other assets and liabilities,
net — (1.0%)
(4,547,880)
NET ASSETS — 100.0%
447,143,167

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
ColumnBreak Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
At August 31, 2024, open futures contracts purchased were as follows:
At August 31, 2024, the Fund had the following forward foreign currency contracts outstanding:
 * (a)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
SECURITIES LENDING COLLATERAL — 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.21% (b)(c)
849,800 7,929,900 (d) — — — 10,052 — 8,779,700 8,779,700
CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series "Institutional Shares", 5.24% (b)
4,531,945 19,581,302 (18,988,741) — — 88,584 — 5,124,506 5,124,506
DWS ESG Liquidity Fund “Capital Shares”,   (b)
129,095 — (129,095) (11) 11 284 — — —
5,510,840 27,511,202 (19,117,836) (11) 11 98,920 — 13,904,206 13,904,206
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $8,276,130, which is 1.9% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2024.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
†
MSCI Japan Index Futures
USD 5 421,225 450,650 9/20/2024 29,425
Nikkei 225 Futures
JPY 1 256,595 264,792 9/12/2024 8,197
TOPIX Index Futures
JPY 25 4,779,536 4,643,786 9/12/2024 (135,750)
Total net unrealized depreciation
(98,128)
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
August 31, 2024.
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
Goldman Sachs & Co.
9/3/2024 JPY 71,014,710,900 USD 474,223,992 — (11,758,222)
Goldman Sachs & Co.
9/3/2024 JPY 1,501,800,000 USD 10,028,882 — (248,539)
Goldman Sachs & Co.
9/3/2024 JPY 546,360,800 USD 3,663,518 — (75,448)
Goldman Sachs & Co.
9/3/2024 JPY 1,092,721,600 USD 7,531,482 53,549 —
Bank of America
9/3/2024 USD 461,538,964 JPY 67,202,380,900 — (1,646,057)

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
Goldman Sachs & Co.
9/3/2024 USD 35,487,910 JPY 5,314,130,000 878,818 —
Goldman Sachs & Co.
9/3/2024 USD 7,467,200 JPY 1,092,721,600 10,734 —
Goldman Sachs & Co.
9/3/2024 USD 3,736,879 JPY 546,360,800 2,087 —
Bank of America
10/2/2024 JPY 67,202,380,900 USD 463,489,948 1,646,827 —
Bank of America
10/2/2024 USD 23,618,604 JPY 3,424,459,000 — (84,277)
Total unrealized appreciation (depreciation)
2,592,015 (13,812,543)
β
The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2024.
JPY Japanese Yen
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 437,765,882 $ — $ — $ 437,765,882
Exchange-Traded Funds
20,959 — — 20,959
Short-Term Investments (a)
13,904,206 — — 13,904,206
Derivatives (b)
Forward Foreign Currency Contracts
— 2,592,015 — 2,592,015
Futures Contracts
37,622 — — 37,622
TOTAL
$ 451,728,669 $ 2,592,015 $ — $ 454,320,684
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (13,812,543) $ — $ (13,812,543)
Futures Contracts
(135,750) — — (135,750)
TOTAL
$ (135,750) $ (13,812,543) $ — $ (13,948,293)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBJP-PH1
R-089711-2 (5/25) DBX006037 (5/25)